Accrued Liabilities	12 Months Ended
Oct. 31, 2021
Accrued Liabilities

10.	Accrued Liabilities

The following table summarizes the liability payable to creditors who agreed to defer settlement for longer than one year from October 31, 2021 and 2020:

	CEO	Trade Vendors	Total
	$	$	$
Balance at October 31, 2019	180,799	-	180,799
Amounts deferred	45,000	241,255	286,255
Amounts settled	-	(77,238)	(77,238)
Balance at October 31, 2020	225,799	164,017	389,816
Amounts settled	(162,899)	(103,504)	(266,403)
Balance at October 31, 2021	62,900	60,513	123,413